SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS (Tables) [Line Items]
Charges to Income Statement [text block]	The charge to the income statement is set out below:

	2018 £m	2017 £m	2016 £m
Deferred bonus plan	325	313	266
Executive and SAYE plans:
Options granted in the year	14	17	16
Options granted in prior years	71	81	138
	85	98	154
Share plans:
Shares granted in the year	16	17	15
Shares granted in prior years	17	9	7
	33	26	22
Total charge to the income statement	443	437	442

Disclosure Of Share Based Payments Assumptions [text block]	The fair value calculations at 31 December 2018 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	Save-As-You-Earn	Executive Share Plan 2003	LTIP
Weighted average risk-free interest rate	0.96%	0.74%	0.94%
Weighted average expected life	3.3 years	1.3 years	3.7 years
Weighted average expected volatility	28%	21%	29%
Weighted average expected dividend yield	4.0%	4.0%	4.0%
Weighted average share price	£0.59	£0.58	£0.67
Weighted average exercise price	£0.48	Nil	Nil

Save-as-you-earn [Member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]	Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2018			2017
	Number of options	Weighted average exercise price (pence	)	Number of options	Weighted average exercise price (pence	)
Outstanding at 1 January	860,867,088	51.34		678,692,896	51.76
Granted	188,866,162	47.92		268,653,890	51.03
Exercised	(135,721,404)	59.00		(13,119,229)	55.58
Forfeited	(22,909,999)	49.85		(18,545,569)	51.70
Cancelled	(78,073,042)	50.66		(41,211,075)	52.77
Expired	(10,033,887)	55.20		(13,603,825)	56.98
Outstanding at 31 December	802,994,918	49.30		860,867,088	51.34
Exercisable at 31 December	68,378	60.02		–	–
	2018			2017
	Number of options	Weighted average exercise price (pence	)	Number of options	Weighted average exercise price (pence	)
Outstanding at 1 January	14,523,989	Nil		218,962,281	Nil
Granted	3,914,599	Nil		5,466,405	Nil
Exercised	(6,854,043)	Nil		(104,967,667)	Nil
Vested	(148,109)	Nil		–	–
Forfeited	(662,985)	Nil		(81,883)	Nil
Lapsed	(510,423)	Nil		(104,855,147)	Nil
Outstanding at 31 December	10,263,028	Nil		14,523,989	Nil
Exercisable at 31 December	3,305,442	Nil		7,729,919	Nil

Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]
	2018 Number of shares	2017 Number of shares
Outstanding at 1 January	370,804,915	358,228,028
Granted	160,586,201	139,812,788
Vested	(73,270,301)	(57,406,864)
Forfeited	(48,108,870)	(73,268,966)
Dividend award	7,373,691	3,439,929
Outstanding at 31 December	417,385,636	370,804,915